Other long-term debt (Tables)	6 Months Ended
Jun. 30, 2016
Other Long-term Debt [Abstract]
Other Long-term Debt
	December 31, 2015	June 30, 2016
	US$	US$
	(Audited)	(Unaudited)
May 2018 Senior Secured Notes due on May 3, 2018 at 13.25%	186,703,168	179,553,073
June 2019 Senior Secured Notes due on June 6, 2019 at 13%	195,662,295	186,556,097
Corporate bonds due on December 28, 2020 at 7.5%	152,962,917	149,945,322
Corporate bonds due on January 27, 2021 at 7.47%	-	105,193,734
Corporate bonds due on March 14, 2021 at 7.09%	-	75,129,632
Collateralized loan due on April 3, 2016 at 11% (1)	38,453,246	-
Collateralized loan due on December 23, 2017 at 9%	61,221,818	44,871,215
Collateralized loan due on July 9, 2017 at 9%	54,484,415	38,946,194
Collateralized loan due on December 31, 2016 at 12.5% (1)	69,129,605	-
Collateralized loan due on June 30, 2017 at 12.5% (1)	3,079,956	-
Collateralized loan due on March 31, 2017 at 10%	38,499,446	30,160,454
Collateralized loan due on November 20, 2016 at 12.5% (1)	46,199,335	-
Collateralized loan due on January 7, 2017 at 8.50%	-	7,992,520
Collateralized loan due on June 30, 2017 at 11.8% (1)	17,709,745	-
Collateralized loan due on July 15, 2017 at 11.8%	14,583,590	14,280,975
Collateralized loan due on June 25, 2017 at 12% (2)	69,299,002	52,780,794
Collateralized loan due on September 17, 2017 at 9%	10,779,844	10,556,159
Collateralized loan due on March 31, 2018 at 11.00%	-	22,620,340
Collateralized loan due on April 25, 2018 at 8.05%	-	61,527,325
Collateralized loan due on May 10, 2018 at 9.40%	-	45,240,680
Collateralized loan due on May 30, 2018 at 9.00%(3)	-	75,401,134
Collateralized loan due on June 19, 2018 at 9.50%	-	75,401,134
Collateralized loan due on February 28, 2018, at 10.50% (4)	-	29,104,838
Collateralized loan due on February 28, 2018, at 8.50%(4)	-	52,780,794
Non-controlling shareholder's loan due on March 30, 2018, at 9.00% (5)	-	23,072,747
Non-controlling shareholder's loan due on June 30, 2016 at 11.24% (6)	28,489,590	-
Non-controlling shareholder's loan due on March 13, 2017 at 10.98%(7)	81,002,834	79,321,993
Non-controlling shareholder's loan due on May 13, 2017 at 11%(8)	35,881,483	22,620,340
Fortress Credit Co. LLC loan due on June 9, 2017 at 7.25% plus LIBOR(9)	91,956,236	110,193,778
Kent EB-5 LLC loan due on January 23, 2020 at 5.95% (10)	10,000,000	10,000,000
Kent EB-5 LLC loan due on April 30, 2020 at 5.95% (10)	5,000,000	5,000,000
Kent EB-5 LLC loan due on June 25, 2020 at 5.95% (10)	5,000,000	5,000,000
Kent EB-5 LLC loan due on August 4, 2020 at 5.95% (10)	5,000,000	5,000,000
Kent EB-5 LLC loan due on August 20, 2020 at 5.95%(10)	5,000,000	5,000,000
Kent EB-5 LLC loan due on October 1, 2020 at 5.95% (10)	10,000,000	10,000,000
Kent EB-5 LLC loan due on November 23, 2020 at 5.95% (10)	10,000,000	10,000,000
Kent EB-5 LLC loan due on March 15, 2021 at 5.95% (10)	-	9,500,000
Ozarks loan due on July 13, 2017 at 4.5% plus 1 month LIBOR(11)	-	26,290,991

Total principal of other long-term debt	1,246,098,525	1,579,042,263

Total	1,246,098,525	1,579,042,263
Less: current portion of other long-term debt	(348,594,822)	(686,944,241)

Total other long-term debt	897,503,703	892,098,022

(1)	These loans were paid in full during first half year of 2016.

(2)	Pursuant to the agreements with Ping An Trust Co., Ltd., this other long-term debt is secured by the Group’s 100% equity interest of Shandong Renju.

(3)	Pursuant to the agreements with Ping An Trust Co., Ltd., this other long-term debt is secured by the Group’s 100% equity interest of Changsha Wanzhuo.

(4)	Pursuant to the agreements with Ping An Trust Co., Ltd., this other long-term debt is secured by the Group’s 55% equity interest of Beijing Ruihao Rongtong Real estate development Co., Ltd.

(5)	Pursuant to the agreements with Wanxiang Trustee Co., Ltd. entered into on March 31, 2016, which is the non-controlling shareholder of Henan Shunsheng, this other debt is secured by the Group’s 90% equity interest in Henan Shunsheng and the Group’s land use rights with net book value of US$71,343,962 (December 31, 2015: US$nil). In addition, Wanxiang Trustee Co., Ltd. has the right to request early repayment at any time and the trust loan has been reclassified to current liabilities as of June 30, 2016.

(6)	Pursuant to the agreements with Shenzhen Ping’an Dahua Huitong Wealth Management Co., Ltd. entered into on June 24, 2014, which is the noncontrolling shareholder of Jinan Wanzhuo, this other long-term debt is secured by the Group’s 95% equity interest in Jinan Wanzhuo and the Group’s land use rights. This other long-term debt was paid in full in June 2016.

(7)	Pursuant to the agreements with Shenzhen Ping’an Dahua Huitong Wealth Management Co., Ltd. entered into on March 10, 2015, which is the noncontrolling shareholder of Zhengzhou Shengdao, this other long-term debt is secured by the Group’s 80% equity interest in Zhengzhou Shengdao and the Group’s land use rights with net book value of US$ 92,091,611(December 31, 2015: US$136,098,821).

(8)	Pursuant to the agreements with Wanxiang Trustee Co., Ltd. entered into on May 9, 2015, which is the non-controlling shareholder of Henan Quansheng, this other debt is secured by the Group’s 90% equity interest in Henan Quansheng and the Group’s land use rights with net book value of US$22,330,344 (December 31, 2015: US$41,295,897) and Group’s real estate properties under development with net book value of US$1,081,221(December 31, 2015: US$7,345,027). In addition, Wanxiang Trustee Co., Ltd. has the right to request early repayment at any time and the trust loan has been reclassified to current liabilities as of June 30, 2016.

(9)	Pursuant to the agreements with Fortress Credit Co. LLC entered into on June 9, 2014, this other long-term debt amounting to US$165 million in total with US$110.2 million utilized, is denominated in US$ and is secured by the deposit of US$ 30,211,282(December 31, 2015: US$29,918,940). This deposit is classified as restricted cash on the consolidated balance sheets as of June 30, 2016.

(10)	Pursuant to the agreements with Kent EB-5 LLC entered into on September 23, 2014, this other long-term debt amounting to US$60 million in total with US$59.5 million utilized, is denominated in US$ with mature dates vary from January 23, 2020 to March 15, 2021.

(11)	Pursuant to the Ozarks Term loan, Hudson 888 Owner LLC has agreed to provide security in the form of mortgages and assignment of leases and rents. In addition, XIN Development Group International Inc., agreed to, jointly and severally, provide a number of guarantees, including carve out guaranty, completion guaranty, repayment guaranty and carry guaranty to Ozarks and its successors in relation to the mortgaged property, liabilities of and/or payments to Ozarks.